Cover	Sep. 24, 2026
Document Information [Line Items]
Entity Registrant Name	DIME COMMERCIAL BANCSHARES, INC.
Entity Central Index Key	0000846617
Entity Emerging Growth Company	false
Document Type	8-K
Entity Central Index Key	0000846617
Amendment Flag	false
Document Period End Date	Sep. 24, 2026
Securities Act File Number	001-34096
Entity Tax Identification Number	11-2934195
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	898 Veterans Memorial Highway, Suite 560
Entity Address, City or Town	Hauppauge
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11788
City Area Code	631
Local Phone Number	537-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock, $0.01 Par Value
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	DCOM
Security Exchange Name	NYSE
Preferred Stock, Series A, $0.01 Par Value
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock, Series A, $0.01 Par Value
Trading Symbol	DCOM PR
Security Exchange Name	NYSE
9.000% Junior Subordinated Notes, $25.00 Par Value
Document Information [Line Items]
Title of 12(b) Security	9.000% Junior Subordinated Notes, $25.00 Par Value
Trading Symbol	DCBG